PLAN DESCRIPTION - Forfeitures (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
REPUBLIC BANCORP INC. 401(K) RETIREMENT PLAN
PLAN TERMINATION
Forfeited employer matching contributions	$ 142,000	$ 128,000